Investments - Summary of goodwill of the main investments in joint ventures and associates (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Goodwill	€ 13,741	€ 12,713	€ 12,471	€ 24,246
Zurich Santander Insurance América, S.L.
Disclosure of associates [line items]
Goodwill	526	526	526
Caceis
Disclosure of associates [line items]
Goodwill	337	337	337
Associates and joint ventures
Disclosure of associates [line items]
Goodwill	€ 1,508	€ 1,723	€ 1,862